Property, plant and equipment	12 Months Ended
Dec. 31, 2020
20. Property, plant and equipment
Property, plant and equipment

20 Property, plant and equipment

Accounting for property, plant and equipment

The Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties. Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset. Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.

Investment property The Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Investmentproperty	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 1 January 2020	13	3,938	2,977	9	1,826	8,763
Additions	-	193	246	-	85	524
Disposals	(1)	(96)	(100)	-	(14)	(211)
Exchange and other movements	(2)	(33)	(41)	-	37	(39)
As at 31 December 2020	10	4,002	3,082	9	1,934	9,037
Accumulated depreciation and impairment
As at 1 January 2020	-	(1,901)	(2,306)	(9)	(332)	(4,548)
Depreciation charge	-	(187)	(223)	-	(231)	(641)
Impairment	-	(25)	(2)	-	(15)	(42)
Disposals	-	82	92	-	2	176
Exchange and other movements	-	18	27	-	9	54
As at 31 December 2020	-	(2,013)	(2,412)	(9)	(567)	(5,001)
Net book value	10	1,989	670	-	1,367	4,036
Cost
As at 1 January 2019	9	3,684	2,956	9	1,748	8,406
Additions	5	377	337	-	95	814
Disposals	-	(73)	(251)	-	(10)	(334)
Exchange and other movements	(1)	(50)	(65)	-	(7)	(123)
As at 31 December 2019	13	3,938	2,977	9	1,826	8,763
Accumulated depreciation and impairment
As at 1 January 2019	-	(1,792)	(2,322)	(9)	(104)	(4,227)
Depreciation charge	-	(178)	(229)	-	(226)	(633)
Impairment	-	(11)	(1)	-	(2)	(14)
Disposals	-	56	205	-	-	261
Exchange and other movements	-	24	41	-	-	65
As at 31 December 2019	-	(1,901)	(2,306)	(9)	(332)	(4,548)
Net book value	13	2,037	671	-	1,494	4,215

Note

a Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 21 for further details.

Property rentals of £11m (2019: £22m) have been included in other income.

The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers. Refer to Note 17 for further details.